CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Current Receivables and Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 349,176	€ 261,380
Receivables from financing activities	1,661,632	1,451,158
Tax receivables	15,918	11,616
Other current assets	137,763	130,228
Total	€ 2,164,489	€ 1,854,382